Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Summary of number of awards outstanding under VIP and the Five-Year Compensation Arrangement

The following table summarizes the number of awards outstanding under the VIP:

Number of VIP and Five Year Compensation Awards (‘000s)	2021	2020
Opening balance	6,244	2,268
Granted	2,745	5,120
Vested	(1,520)	(650)
Forfeited	(1,064)	(494)
Closing balance	6,405	6,244